Annual Total Returns - Fidelity® SAI U.S. Large Cap Index Fund [BarChart] - 07.31 Fidelity SAI U.S. Large Cap Index Fund PRO-09 - Fidelity® SAI U.S. Large Cap Index Fund	Sep. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Feb. 02, 2016
Fidelity SAI U.S. Large Cap Index Fund-Default
Bar Chart Table:
Annual Return 2017	21.74%
Annual Return 2018	(4.36%)
Annual Return 2019	31.53%
Annual Return 2020	18.25%